Other long-term liabilities - Summary of Other Long-term Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of other long-term liabilities [line items]
Balance at January 1, 2022	$ 224,785
Increases	21,623
Used	(4,583)
Adjustment	(16,017)
Effect of movements in exchange rates	909
Unused amounts reversed	(961)
Unwinding of discount and changes in the discount rate	12,949
Balance at December 31, 2023	238,705
Current and Non-Current:
Current	4,231
Non-current	234,474
Other liabilities	238,705
Provision for litigations
Disclosure of other long-term liabilities [line items]
Balance at January 1, 2022	9,907
Increases	561
Used	(282)
Adjustment	0
Effect of movements in exchange rates	909
Unused amounts reversed	(961)
Unwinding of discount and changes in the discount rate	0
Balance at December 31, 2023	10,134
Current and Non-Current:
Current	0
Non-current	10,134
Other liabilities	10,134
Provision for return condition
Disclosure of other long-term liabilities [line items]
Balance at January 1, 2022	174,269
Increases	18,741
Used	0
Adjustment	(13,262)
Effect of movements in exchange rates	0
Unused amounts reversed	0
Unwinding of discount and changes in the discount rate	11,843
Balance at December 31, 2023	191,591
Current and Non-Current:
Current	0
Non-current	191,591
Other liabilities	191,591
Dismantling provision
Disclosure of other long-term liabilities [line items]
Balance at January 1, 2022	28,056
Increases	715
Used	0
Adjustment	(2,755)
Effect of movements in exchange rates	0
Unused amounts reversed	0
Unwinding of discount and changes in the discount rate	1,106
Balance at December 31, 2023	27,122
Current and Non-Current:
Current	0
Non-current	27,122
Other liabilities	27,122
Other long-term liabilities
Disclosure of other long-term liabilities [line items]
Balance at January 1, 2022	12,553
Increases	1,606
Used	(4,301)
Adjustment	0
Effect of movements in exchange rates	0
Unused amounts reversed	0
Unwinding of discount and changes in the discount rate	0
Balance at December 31, 2023	9,858
Current and Non-Current:
Current	4,231
Non-current	5,627
Other liabilities	$ 9,858